Property, plant and equipment - Summary of Off Balance Sheet Commitments Relating to Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Firm orders of property, plant and equipment	€ 769	€ 708	€ 398
Property, plant and equipment pledged as security for liabilities	€ 9	€ 0	€ 107